ACQUISITION OF BUSINESSES - Industrials Segment (Details) - TexTrail Inc. - Industrials $ in Millions	Oct. 05, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 378
Goodwill expected to be deductible for tax purposes	319
Identifiable intangible assets recognised as of acquisition date	356
Net other assets recognised as of acquisition date	150
Acquisition-related costs	$ 6
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 884